Related Party Transactions - Summary of Outstanding Balances under Loans (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Due to related parties, current	$ 32,826
Privateer Holdings Start Up Loans [Member]
Related Party Transaction [Line Items]
Due to related parties, current	1,731
Tilray Deutschland GmbH [Member] | Privateer Holdings Start Up Loans [Member]
Related Party Transaction [Line Items]
Due to related parties, current	1,340
Tilray Portugal Unipessoal Lda [Member] | Privateer Holdings Start Up Loans [Member]
Related Party Transaction [Line Items]
Due to related parties, current	105
Other [Member] | Privateer Holdings Start Up Loans [Member]
Related Party Transaction [Line Items]
Due to related parties, current	$ 286